Stockholders' Equity - Additional Information (Detail) ¥ in Millions, $ in Millions	12 Months Ended
	Mar. 31, 2019 JPY (¥) shares	Mar. 31, 2019 USD ($) shares	Mar. 31, 2018 JPY (¥) shares	Mar. 31, 2017 JPY (¥) shares	Mar. 31, 2017 USD ($) shares
Stockholders Equity Note [Line Items]
Common stock shares would be issued upon conversion or exercise of all convertible bonds and stock acquisition rights outstanding | shares	36,179,258
Common stock had been acquired by the resolution of the Board of Directors | shares			0	0	0
Number of shares repurchased | shares	19,309,100	19,309,100
Stock repurchase amount	¥ 100,000
Retained earnings available for dividends to shareholders	541,928
Undistributed earnings of affiliated companies accounted for by equity method	¥ 46,477		¥ 37,859
U.S.-based Music Publishing Subsidiary
Stockholders Equity Note [Line Items]
Percentage of equity ownership				50.00%	50.00%
Businesses acquisition payment of cash consideration | $					$ 750.0
Decrease to additional paid-in capital resulting from difference between cash consideration paid and decrease in noncontrolling interests				¥ 70,730
Nile Acquisition LLC
Stockholders Equity Note [Line Items]
Percentage of equity ownership	25.10%
Businesses acquisition payment of cash consideration | $		$ 287.5
Decrease to additional paid-in capital resulting from difference between cash consideration paid and decrease in noncontrolling interests | $		$ 295.9